SCHEDULE OF LOANS PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Debt Disclosure [Abstract]
Balance, beginning of the year	$ 139,039	$ 140,904	$ 143,331
Repayment	(1,938)	(7,106)	(7,752)
Interest expense	3,935	5,241	5,325
Balance, end of the period	$ 141,036	$ 139,039	$ 140,904